DISCONTINUED OPERATIONS (Tables)	24 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Revenue and pretax loss from the CES disposal group discontinued operations

Year Ended December 31, 2010
Revenue from discontinued operations	$1,721
Pretax loss from discontinued operations, including gain on disposal	(171)
Pretax gain on disposal of discontinued operations	136

Revenue and pretax loss from the AMP discontinued operations

Year Ended December 31, 2010
Revenue from discontinued operations	$709
Pretax loss from discontinued operations, including gain on disposal	(241)
Pretax gain on disposal of discontinued operations	178